CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net loss	$ (3,754)	¥ (25,813,000)	¥ (371,166,000)	¥ (914,253,000)
Depreciation of property and equipment		12,017,000	9,145,000	155,225,000
Amortization of intangible assets and land use right	115	791,000	2,371,000	3,869,000
Allowance for doubtful accounts	153	1,050,000	17,514,000	9,010,000
Impairment of long-lived assets			21,757,000	399,094,000
Impairment of long-term investments		0
Loss/(gain) from disposal of property and equipment	219	1,509,000	(559,000)	2,028,000
Deferred tax expense			30,220,000	3,125,000
Interest expense adjustment	686	4,718,000	4,289,000	1,380,000
Foreign exchange (gain)/loss	(611)	(4,200,000)	11,018,000	(14,151,000)
Gain from sale of short-term investments				(3,552,000)
Share-based compensation	605	4,157,000	10,936,000	85,025,000
Amortization of other non-current asset	2,213	15,217,000
Amortization of deferred goverment grant	(514)	(3,535,000)	(4,627,000)	(12,041,000)
Changes in operating assets and liabilities:
Accounts receivable	(7,345)	(50,498,000)	14,025,000	41,840,000
Prepaid expense and other current assets	(1,923)	(13,223,000)	(26,547,000)	(1,095,000)
Long term deposits and other non-current assets	2,096	14,413,000	58,274,000	(1,221,000)
Accounts payable	(4,169)	(28,661,000)	60,938,000	101,392,000
Accrued employee benefits	(1,116)	(7,671,000)	(2,046,000)	1,085,000
Accrued expenses and other payables	4,558	31,331,000	61,443,000	(73,174,000)
Income tax payable	973	6,688,000	286,000	(456,000)
Amounts due to related parties	7	51,000
Deferred government grant				(11,450,000)
Net cash used in operating activities	(6,059)	(41,659,000)	(99,039,000)	(187,180,000)
Cash flows from investing activities:
Purchases of property and equipment and intangible assets	(6)	(39,000)	(15,236,000)	(59,234,000)
Cash paid for long term investment (Note 12)			(362,000)	(2,242,000)
Cash receipts from sales of short-term investments				80,380,000
Cash paid for cloud infrastructure construction in progress (Note 11)	(23,427)	(161,072,000)	(73,697,000)	(222,292,000)
Proceeds from disposal of property and equipment	44	300,000		998,000
Net cash used in investing activities	(23,389)	(160,811,000)	(89,295,000)	(202,390,000)
Cash flows from financing activities:
Proceeds from bank borrowings (Note 13)	29,591	203,450,000	411,745,000	29,311,000
Borrowing cost	(1,105)	(7,599,000)	(4,900,000)
Repayment of bank borrowings	(10,584)	(72,771,000)	(183,151,000)	(7,680,000)
Proceeds from employee share options exercised				7,579,000
Payments of capital lease obligations	(6,761)	(46,484,000)	(74,687,000)	(74,453,000)
Proceeds from sales and lease back	9,308	64,000,000
Payments for repurchases of ordinary shares				(39,402,000)
Net cash (used in) / provided by financing activities	20,449	140,596,000	149,007,000	(84,645,000)
Net decrease in cash and cash equivalents	(8,999)	(61,874,000)	(39,327,000)	(474,215,000)
Cash and cash equivalents at beginning of the year	15,520	106,709,000	156,620,000	616,218,000
Effect of foreign exchange rate changes on cash	255	1,754,000	(10,584,000)	14,617,000
Cash and cash equivalents at end of the year	6,776	46,589,000	106,709,000	156,620,000
Supplemental disclosures of cash flow information:
Interest paid			(16,416,000)	(10,267,000)
Interest received	52	354,000	1,430,000	4,669,000
Supplemental disclosures of non-cash activities:
Acquisition of property and equipment included in accrued expenses and other payables	(57,201)	(393,287,000)	(257,375,000)	(16,397,000)
Acquisition of property and equipment through capital leases			¥ 65,824,000	¥ 59,234,000
Share settlement of individual income tax on exercise of options	$ 2,623	¥ 18,035,000